SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 16 - SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) the Chief Executive Officer. The Company manages its business on the basis of one reportable segment and unit and derives revenues from sales of products and services (see Note 1 for a brief description of the Company’s business and Note 8 for details on the Company’s revenue recognition).

The CODM assesses the performance of the Company and decides how to allocate resources based on the operating results available that is also reported within the Statements of Comprehensive Loss. The measure of segment assets that is reviewed by the CODM is reported within the Balance Sheet as Total assets.

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)